GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
A summary of geographical information for the Company’s assets and net loss for the years is as follows:

Year ended December 31, 2015	Canada	China	Total

Revenue from external customers	$-	$-	$-
Net income (loss)	(167,809)	-	(167,809)
Total assets	$673,204	$-	$673,204

Year ended December 31, 2014	Canada	China	Total

Revenue from external customers	$158,333	$419	$158,752
Net income (loss)	(542,476)	(63,870)	(606,346)
Total assets	$884,935	$-	$884,935